Mairs & Power Fund
Schedule of Investments
September 30, 2026 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 9.1%
Alphabet, Inc. - Class C	795,758	$ 271,146,581
Meta Platforms, Inc. - Class A	187,640	136,072,775
Verizon Communications, Inc.	2,349,728	107,782,023
		515,001,379

Consumer Discretionary - 7.0%
Amazon.com, Inc. (a)	1,592,778	396,840,639

Consumer Staples - 1.1%
Casey's General Stores, Inc.	41,490	25,245,006
Hormel Foods Corp.	1,696,913	33,836,445
		59,081,451

Financials - 11.1%
Ameriprise Financial, Inc.	113,675	55,967,886
Arthur J Gallagher & Co.	305,000	69,573,550
CME Group, Inc.	225,000	58,945,500
Fiserv, Inc. (a)	1,746,857	78,922,999
JPMorgan Chase & Co.	524,076	173,380,063
Piper Sandler Cos.	351,344	23,178,164
Visa, Inc. - Class A	466,929	167,781,598
		627,749,760

Health Care - 10.7%
Bio-Techne Corp.	605,908	43,910,153
Eli Lilly & Co.	138,343	160,073,918
Intuitive Surgical, Inc. (a)	153,797	62,538,474
Medpace Holdings, Inc. (a)	61,028	38,092,457
Roche Holding AG - ADR	3,142,636	163,039,956
UnitedHealth Group, Inc.	258,007	94,709,210
Zoetis, Inc.	588,376	41,086,296
		603,450,464

Industrials - 13.8%
CH Robinson Worldwide, Inc.	479,544	70,953,330
Fastenal Co.	1,548,312	76,687,893
Graco, Inc.	2,016,015	154,910,593
nVent Electric PLC	1,137,634	182,442,365
Rockwell Automation, Inc.	117,218	51,028,512
Tennant Co.	146,664	9,858,754
Toro Co.	1,301,608	125,501,043
Waste Management, Inc.	525,000	107,058,000
		778,440,490

Information Technology - 39.1% (b)
Apple, Inc.	560,431	186,634,732
Bentley Systems, Inc. - Class B	1,820,000	58,149,000
Cognex Corp.	1,023,657	62,084,797
Entegris, Inc.	767,948	118,310,069
Littelfuse, Inc.	284,529	120,566,318
Microsoft Corp.	1,173,649	601,964,572

Motorola Solutions, Inc.	321,256		143,270,538
NVIDIA Corp.	2,579,163		589,029,246
Palo Alto Networks, Inc. (a)	300,792		119,507,670
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	360,754		164,572,367
Workiva, Inc. (a)	545,114		36,288,239
			2,200,377,548

Materials - 4.0%
Ecolab, Inc.	269,830		74,089,921
HB Fuller Co.	1,312,852		64,946,788
Sherwin-Williams Co.	265,050		85,682,714
			224,719,423

Utilities - 4.0%
Alliant Energy Corp.	1,445,652		91,509,771
IDACORP, Inc.	228,082		29,817,160
WEC Energy Group, Inc.	1,013,686		102,159,275
			223,486,206
TOTAL COMMON STOCKS (Cost $2,445,019,424)			5,629,147,360

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%	Shares		Value
First American Government Obligations Fund - Class X, 3.76% (c)	10,584,847		10,584,847
TOTAL MONEY MARKET FUNDS (Cost $10,584,847)			10,584,847

TOTAL INVESTMENTS - 100.1% (Cost $2,455,604,271)			5,639,732,207
Liabilities in Excess of Other Assets - (0.1)%		(0.00066)	(3,733,690)
TOTAL NET ASSETS - 100.0%			$ 5,635,998,517

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Mairs & Power, Inc.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of September 30, 2026.

Summary of Fair Value Disclosure as of September 30, 2026 (Unaudited)

Mairs & Power Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 5,629,147,360	$ –	$ –	$ 5,629,147,360
Money Market Funds	10,584,847	–	–	10,584,847
Total Investments	$ 5,639,732,207	$ –	$ –	$ 5,639,732,207

Refer to the Schedule of Investments for further disaggregation of investment categories.